LOANS FROM THE CONTROLLING SHAREHOLDER (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Loans from the controlling shareholder			$ 65,338
Loans received from the controlling shareholder			$ 28,000	$ 20,000
Outstanding promissory note converted into ordinary shares	5,444,825	5,444,825
Per share price		$ 12